Financial Risk Management - Summary of Net Debt Position (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net debt [line items]
Cash and cash equivalents	£ 333	£ 543
Financial liabilities	(1,782)	(1,825)
Derivative financial instruments	13	(7)
Revolving credit facility	(297)	0
Investment in finance lease receivable	66	83
Lease liabilities	(478)	(517)
Net debt	(1,069)	(853)
Overdrafts [Member]
Disclosure of net debt [line items]
Financial liabilities	0	0
Bonds [member]
Disclosure of net debt [line items]
Financial liabilities	£ (706)	£ (955)